SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)		2 Months Ended	3 Months Ended	7 Months Ended
		May 21, 2025	Sep. 30, 2025	Sep. 30, 2025
Basic net income per share:
Basic weighted-average shares outstanding	[1],[2]	6,666,667
Basic net income per ordinary share		$ 0
Diluted net income per share:
Diluted weighted-average shares outstanding	[1],[2]	6,666,667
Class A ordinary shares subject to possible redemption
Basic net income per share:
Allocation of net income			$ 209,699	$ 125,076
Basic weighted-average shares outstanding			6,318,681	2,846,535
Basic net income per ordinary share			$ 0.03	$ 0.04
Diluted net income per share:
Allocation of net income			$ 198,825	$ 120,974
Diluted weighted-average shares outstanding			6,318,681	2,846,535
Diluted net income per ordinary share			$ 0.03	$ 0.04
Class B ordinary shares
Basic net income per share:
Allocation of net income			$ 230,366	$ 298,369
Basic weighted-average shares outstanding			6,941,392	6,790,429
Basic net income per ordinary share			$ 0.03	$ 0.04
Diluted net income per share:
Allocation of net income			$ 241,240	$ 302,471
Diluted weighted-average shares outstanding			7,666,667	7,117,162
Diluted net income per ordinary share			$ 0.03	$ 0.04

[1]	Excludes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.